Income tax	6 Months Ended
Sep. 30, 2016
Income tax
Income tax

7Income tax

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2012, Beijing Jiachenhong Biological Technologies Co., Ltd. (“Beijing Jiachenhong”) received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In January 2015, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016.

In April 2014, Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. (“Guangzhou Nuoya”) received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015. Subject to reapplication, Guangzhou Nuoya’s HNTE status will enable it to the preferential income tax rate of 15% from January 1, 2016 to December 31, 2018. Management believes that Guangzhou Nuoya meets all the criteria required in connection with the reapplication of HNTE status and therefore applied 15% when recognizing current tax.

In January 2016, Zhejiang Lukou Biotechnology Co., Ltd. (“Zhejiang Lukou”) received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2015 to December 31, 2017.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of March 31 and September 30, 2016, the Company has provided aggregated amounts of RMB14,300 and RMB16,900 (US$2,534) for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to management’s reinvestment plan. No income taxes were provided for the remaining undistributed earnings which are intended to be reinvested indefinitely in the PRC. As of September 30, 2016, such unremitted earnings that may be subject to the withholding tax amounted to RMB1,274,246 (US$191,084) and the related unrecognized deferred tax liability was RMB127,425 (US$19,108).

The Company’s effective income tax rates for the three months ended September 30, 2015 and 2016 were 40.3% and 42.2%, and were 46.1% and 42.1% for the six months ended September 30, 2015 and 2016, respectively. The effective income tax rates for the three and six months ended September 30, 2015 and 2016 differ from the PRC statutory income tax rate of 25% primarily due to the effect of withholding tax and the effect of non-PRC entities not being subject to income tax, which is offset by the effect of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou’s preferential tax treatments.

As of and for the six months ended September 30, 2016, the Company did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.